CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash	$ 1,837	$ 992	$ 991	$ 887
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	1,482	315
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	161	280
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 194	$ 397